Significant Accounting Policies - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Raw materials	$ 98,677	$ 88,474
Work in process	10,960	12,044
Finished goods	18,587	16,749
Total Inventories	$ 128,224	$ 117,267